VESSELS AND OTHER FIXED ASSETS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended					0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended
	Feb. 24, 2012	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 14, 2012 Endurance Shipping LLC Lease Agreements [Member]	Oct. 21, 2011 Prime Mountain Shipping Ltd. Agreement [Member]	Jan. 31, 2012 Prime Mountain Shipping Ltd. Agreement [Member]	Dec. 31, 2011 Prime Mountain Shipping Ltd. Agreement [Member]	Feb. 16, 2012 NewLead Esmeralda Vessel [Member]	Jun. 30, 2011 NewLead Esmeralda Vessel [Member]	Jan. 31, 2012 NewLead Compass and NewLead Compassion Vessels [Member]	Dec. 31, 2012 NewLead Compass and NewLead Compassion Vessels [Member]	Dec. 31, 2011 NewLead Compass and NewLead Compassion Vessels [Member]	Sep. 20, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Sep. 13, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Aug. 12, 2011 NewLead Spartounta and NewLead Prosperity Vessels [Member]	Dec. 20, 2011 Two LR One Product Tanker Vessels [Member]	Jan. 07, 2010 Saronikos Bridge Vessel [Member]	Jan. 20, 2010 MSC Seine Vessel [Member]	Dec. 31, 2012 Two Vessel [Member]	Dec. 31, 2011 Two Vessel [Member]	Feb. 24, 2012 Kamsarmaxes [Member]	Apr. 15, 2010 Kamsarmaxes [Member]	Jul. 31, 2010 Dry Bulk Vessels [Member]	Dec. 31, 2011 Fifteen Vessels [Member]	Sep. 20, 2011 NewLead Prosperity Vessel [Member]	Oct. 31, 2010 NewLead Prosperity Vessel [Member]	Jun. 30, 2011 NewLead Endurance Vessel [Member]	Mar. 26, 2012 Navios Serenity Vessel [Member]	Jul. 31, 2011 Navios Serenity Vessel [Member]	Jan. 11, 2012 Grand Ocean Vessel [Member]	Jan. 31, 2012 Grand Ocean Vessel [Member]	Dec. 31, 2011 Grand Ocean Vessel [Member]	Dec. 29, 2011 Grand Ocean Vessel [Member]	Nov. 30, 2011 NewLead Gujarat Vessel [Member]	Apr. 22, 2010 High Rider Vessel [Member]	Sep. 30, 2010 Ostria and Nordanvind Vessels [Member]	Sep. 30, 2010 High Land Vessel [Member]	Jul. 19, 2012 Hiona and Hiotissa Vessels [Member]	May 08, 2012 NewLead Venetico Vessel [Member]	Dec. 22, 2011 NewLead Fortune and NewLead Avra Vessels [Member]	Jul. 27, 2012 Hiona Vessel [Member]	Jul. 19, 2012 Hiona Vessel [Member]	Jul. 27, 2012 Hiotissa Vessel [Member]	Jul. 19, 2012 Hiotissa Vessel [Member]	Dec. 31, 2011 Grand Ocean And Australia Vessels [Member]	Jan. 31, 2012 Four Vessel [Member]
Vessels and Other Fixed Assets, Net [Line Items]
Additions												$ 37,000													$ 112,700	$ 147,000			$ 24,500			$ 34,000					$ 34,000
Disposals - Discontinued operations													14,267	14,267				4,931	8,640	1,226	1,271			24,576
Property, Plant, and Equipment, Fair Value Disclosure																										58,110
Property Plant And Equipment Under Construction Fair Value Disclosure																										9,588
Property Plant and Equipment Backlog Assets Fair Value Disclosure																										25,509
Deferred Revenue Liability Fair Value Disclosure																										710
Discontinued operation sales, brokerage commission percentage																				1.00%	1.00%														1.00%
Bank Loans																										86,368
Purchase Option Liability Written Off																										3,973
Discontinued operation sales, address commission percentage									3.50%	3.50%										1.00%	1.00%														2.00%
Other Liabilities																										2,156
Amount Transferred From Vessels Under Construction To Vessels And Other Fixed Assets Net																														38,708		34,359					44,838
Proceeds from the sale of vessels			85,172	32,772	37,263																										26,000		8,150					6,700	16,300	4,500		9,450		28,500	28,500	28,500	28,500
Gain on sale of vessels																																						49	1,045	74	18,011
Loss resulting from release of respective discontinued operations liabilities to lender	24,576
Percentage Of Sales Commission																																									1.50%	4.25%
Proceeds from sale of discontinued operations vessels											11,400		79,197			33,548	33,548			5,348	5,399							33,548
Discontinued operation sales, related party brokerage commission percentage																				1.00%	1.00%
Impairment of long-lived assets to be disposed of			0	150,161	0																						101,415
Part settlement of capital lease obligations								13,220
Assets held for sale			0	86,082
Impairment charge			5,911	103,775	15,662																	5,911	2,360
Assets Held-for-sale, Long Lived, Fair Value Disclosure				21,370																																												21,370
Assets Held-for-sale, at Carrying Value																																				8,150
(Gain) / loss on sale from vessels		669	16,258	13,363	938		5,645
Sale of vessels applied to related debt			0	64,532									80,159																														64,532
Vessels cost			60,185	544,976	645,967	407,760									64,712			28,005																									55,171
Loss On Sale Of Vessel From Discontinued Operations							$ 5,645				$ 28																				$ 49			$ 457								$ 1,268							$ 669